Derivative Financial Instruments - Fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments
Transfers from Level 1 to Level 2, assets	$ 0	$ 0	$ 0
Transfers from Level 2 to Level 1, assets	0	0	0
Transfers into Level 3, assets	0	0	0
Transfers out of Level 3, assets	0	0	0
Transfers from Level 1 to Level 2, liabilities	0	0	0
Transfers from Level 2 to Level 1, liabilities	0	0	0
Transfers into Level 3, liabilities	0	0	0
Transfers out of Level 3, liabilities	$ 0	$ 0	$ 0